Cover	Mar. 19, 2025
Document Information Line Items
Entity Registrant Name	DP Cap Acquisition Corp I
Entity Central Index Key	0001857803
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 19, 2025
Entity Ex Transition Period	false
Entity File Number	001-41041
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6895
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	929
Local Phone Number	392-3578
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DPCSU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Share [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DPCS
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	DPCSW
Security Exchange Name	NASDAQ